Note 3 - Basis of Presentation	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
3.     Basis of Presentation

We have prepared the accompanying interim condensed consolidated financial statements in accordance with US GAAP for interim financial information and with the instructions to Form 10-Q and Regulation S-X of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. These interim condensed consolidated financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly our consolidated financial position, consolidated results of operations and consolidated cash flows for the periods and as of the dates presented. Our fiscal year ends on December 31. The condensed consolidated balance sheet as of December 31, 2015 was derived from audited consolidated financial statements, but does not include all disclosures required by U.S. GAAP. These interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and the notes thereto included in our Annual Report on Form 10-K filed with the SEC on March 8, 2016 and our other filings with the SEC. The nature of our business is such that the results of any interim period may not be indicative of the results to be expected for future interim periods or for the entire year.

Recently
Adopted
Accounting Pronouncement

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires debt issuance costs to be presented as a direct deduction from the carrying amount of the related debt rather than as an asset. In 2016, the company retrospectively adopted this update, as required, and the amounts reclassified from other assets to long-term debt on the condensed consolidated balance sheets. These reclassifications did not impact net income.

Recently Issued Accounting Pronouncement

In February 2016, the FASB issued ASU No. 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in the Accounting Standards Codification Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of ASU 2016-02 to have a material impact on its Consolidated Financial Statements.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Stock-Based Payment Accounting. The guidance in ASU 2016-09 is intended to simplify certain aspects of the accounting for employee stock-based payments, including the accounting for income taxes, forfeitures, statutory withholding requirements, and classification on the statement of cash flows. The standard is effective for interim and annual periods beginning after December 15, 2016, with early adoption permitted. We are currently assessing the impact of this standard on our financial condition and results of operations.